Concentrations (Details) - Schedule of company of accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 3,095,794	$ 3,311,219
Account receivable, percentage	62.70%	60.50%
Company A [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 737,264	$ 803,031
Account receivable, percentage	14.90%	14.70%
Company B [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 718,128	$ 708,165
Account receivable, percentage	14.50%	12.90%
Company C [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 690,906	$ 584,928
Account receivable, percentage	14.00%	10.70%
Company D [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 949,496	$ 1,215,095
Account receivable, percentage	19.20%	22.20%